Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases Disclosure [Line Items]
Rental expenses	$ 7,054,682	$ 5,175,287	$ 3,681,838